Organization	9 Months Ended
Sep. 30, 2015
Organization, Consolidation and Presentation of Financial Statements [Abstract]
Organization

2. ORGANIZATION

ArtVentive Medical Group, Inc. (the “Company”), is a Nevada Corporation traded on the OTCQB (symbol AVTD). On January 9, 2010, the Company completed the acquisition of all of the assets of ArtVentive Medical Inc., a California company.

The accounting and reporting policies of the Company conform to accounting principles generally accepted in the United States of America, and the Company’s fiscal year end is December 31.

The Company is a medical device corporation, focused on developing, manufacturing and marketing a family of Endoluminal Occlusion Devices (EOS TM). Through its innovative, proprietary technology the Company has developed unique minimally invasive occlusion devices and procedures, bringing the current interventional, image guided techniques to a new level of sophistication, potentially resolving significant and unaddressed health issues. The EOS device being developed by the Company targets a substantive market demand in several major clinical areas, including women's health, peripheral and neurological vascular disorders, and interventional cardiology procedures.

To date, the Company’s activities have been committed to the development of the EOSTM, intellectual property, animal studies, human studies, patent filings, manufacturing, sales, marketing and implementing its regulatory strategy for clinical indications for European regulatory and FDA submissions and approval, corporate operations and the raising of equity capital.

The Company conducted the required human clinical studies during 2011 achieving 100% clinical and procedural success, validating the safety and efficiency of the ArtVentive EOSTM device.

On August 3, 2011, the Company incorporated ArtVentive Women’s Health Group, Inc., a wholly owned subsidiary of the Company.

The Company received its CE Mark certification for the ArtVentive EOS™ Peripheral device on May 30, 2013, and implemented the planned EOS™ peripheral device transfer from Research and Development to commercialization, marketing, and distribution throughout Europe, simultaneous to making its FDA application. The Company received FDA approval for the ArtVentive EOS™ Peripheral device on December 3, 2014.

The Company filed additional patent applications expanding its patent reach of the ArtVentive EOS™ device to 24 patents or patent applications.